Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Income (loss) for the year	$ (1,348)	$ 435	$ (2,954)
Adjustments to reconcile net income (loss) to net cash used in operating activities (a)	447	(1,484)	2,104
Net cash used in operating activities	(901)	(1,049)	(850)
Cash flows from investing activities:
Interest from bank deposit	36	8	33
Purchase of fixed assets			(1)
Net cash provided by investing activities	36	8	32
Cash flows from financing activities:
Exercise of warrants		385
Net cash provided by financing activities		385
Decrease in cash and cash equivalents	(865)	(656)	(818)
Losses from exchange rate differences on cash and cash equivalents	(10)	(6)	(6)
Cash and cash equivalents at beginning of year	2,969	3,631	4,455
Cash and cash equivalents at end of year	2,094	2,969	3,631
Income and expenses not involving operating cash flows:
Depreciation	1	1	1
Revaluation of marketable securities	1,531	(747)	(138)
Revaluation of warrants	(1,054)	(719)	2,172
Share-based payment expense	14	37	51
Losses (gains) from exchange rate differences on cash and cash equivalents	10	6	6
Interest income	(36)	(8)	(33)
Net income and expenses not involving cash flows	466	(1,430)	2,059
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses	25	(31)	23
Increase (decrease) in accounts payable	(44)	(23)	22
Net operating asset and liability	(19)	(54)	45
Net cash provided by (used in) operating activities	447	(1,484)	2,104
(b) Non-cash activities:
Exercise of warrants		$ 864